Trade and other receivables - Schedule of Movements in Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	€ 0
Closing balance loss allowance at the end of the year	0	€ 0
Trade receivables
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	0
Opening balance loss allowance at the beginning of the year	0	1
Additions to loss allowance	0
Additions to loss allowance		0
Receivables written off during the year as uncollectible	0
Receivables written off during the year as uncollectible		0
Unused amount reversed during the year	0
Unused amount reversed during the year		(1)
Closing balance loss allowance at the end of the year		0
Closing balance loss allowance at the end of the year	€ 0	€ 0